Consolidated Balance Sheets (Parenthetical) - $ / shares	May 31, 2025	May 31, 2024	Feb. 07, 2024	Oct. 11, 2022
Statement of Financial Position [Abstract]
Common stock par value per share	$ 0.0005	$ 0.0005	$ 0.0005	$ 0.001
Common stock shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	500,000,000
Common stock shares, issued	19,787,500	18,037,500
Common stock shares, outstanding	19,254,471	18,037,500
Treasury shares, at cost	533,029